Annual Fund Operating Expenses - Institutional - Vanguard Institutional Total Stock Market Index Fund	Apr. 29, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.03%
Institutional Plus Shares
Operating Expenses:
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%